Long-term investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Schedule of Investments [Line Items]
Long-term investments	$ 46,084	$ 42,714
Cespira Canada LP
Schedule of Investments [Line Items]
Long-term investments	20,228	19,385
Cespira Sweden AB
Schedule of Investments [Line Items]
Long-term investments	$ 25,856	$ 23,329